                          Liberty Acorn International
               Supplement to Prospectus dated September 29, 2000
                                 Class Z Shares

The Fund's Prospectus is amended as follows:

(1) Effective January 19, 2001, Leah J. Zell, the Lead Portfolio Manager of Liberty Acorn International (the "Fund"), became the Fund's sole portfolio manager.

(2) The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."


793-36/878E-0201                                               February 7, 2001

                          Liberty Acorn International
               Supplement to Prospectus dated September 29, 2000
                            Class A, B, and C Shares

The Fund's Prospectus is amended as follows:

(1) Effective January 19, 2001, Leah J. Zell, the Lead Portfolio Manager of Liberty Acorn International (the "Fund"), became the Fund's sole portfolio manager.

(2) In the table entitled "Average Annual Total Returns - for periods ended December 31, 1999/(2)/" on page 6, the Inception Dates for Class A, Class B and Class C shares are deleted and each replaced with the following date:
     "10/16/00".

(3) The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."


793-36/877E-0201                                               February 7, 2001

                               Liberty Acorn Fund
               Supplement to Prospectus dated September 29, 2000
                            Class A, B, and C Shares

The Fund's Prospectus is amended as follows:

(1) In the table entitled "Average Annual Total Returns - for periods ended December 31, 1999/(2)/" on page 5, the Inception Dates for Class A, Class B and Class C shares are deleted and each replaced with the following date:
     "10/16/00".

(2) The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."


792-36/876E-0201                                               February 7, 2001

                               Liberty Acorn USA
               Supplement to Prospectus dated September 29, 2000
                            Class A, B, and C Shares

The Fund's Prospectus is amended as follows:

(1) In the table entitled "Average Annual Total Returns - for periods ended December 31, 1999/(2)/" on page 4, the Inception Dates for Class A, Class B and Class C shares are deleted and each replaced with the following date:
     "10/16/00".

(2) The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in the stocks of U.S. companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."


794-36/879E-0201                                               February 7, 2001

                              Liberty Acorn Twenty
               Supplement to Prospectus dated September 29, 2000
                            Class A, B, and C Shares

The Fund's Prospectus is amended as follows:

(1) In the table entitled "Average Annual Total Returns - for periods ended December 31, 1999/(2)/" on page 4, the Inception Dates for Class A, Class B and Class C shares are deleted and each replaced with the following date:
     "10/16/00".

(2) The first sentence of note (7) under the heading "Annual Fund Operating Expenses (deducted directly from fund assets)" on page 5 is deleted and replaced by the following sentence: "The Fund's Advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class A, Class B, and Class C shares."


795-36/880E-0201                                               February 7, 2001

                          Liberty Acorn Foreign Forty
               Supplement to Prospectus dated September 29, 2000
                            Class A, B, and C Shares

The Fund's Prospectus is amended as follows:

(1) In the table entitled "Average Annual Total Returns - for periods ended December 31, 1999/(2)(3)/" on page 6, the Inception Dates for Class A, Class B and Class C shares are deleted and each replaced with the following date: "10/16/00".

(2) The third sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund is a non-diversified Fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $5 to $15 billion at the time of purchase."

(3) The first sentence of note (8) under the heading "Annual Fund Operating Expenses (deducted directly from fund assets)" on page 7 is deleted and replaced by the following sentence: "The Fund's Advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class A, Class B, and Class C shares."


797-36/881E-0201                                               February 7, 2001